7. Goodwill And Intangible Assets,Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assetsnet
Goodwill and Intangible Assets,Net

The carrying amount of goodwill included in the consolidated balance sheets as of December 31, 2011 and 2012 were RMB80,625,667 and RMB80,625,667 (US$12,941,312), respectively. The balance represents the goodwill arising from the Group’s acquisition of Royalstone, Health Field and Proadvancer.

The Group first assessed qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy and the related expected future cash flows based on working capital requirements. The Group perform a valuation test (step 1) based on assements made in the qualitative process. As of December 31, 2012, there were no impairment and no impairment loss on goodwill was recognized.

Intangible assets included in the consolidated balance sheets as of December 31, 2012 and 2011 comprised of:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥36,270,003	¥-	$-
Software	5 years	6,588,516	6,298,813	289,703	46,500
Internally generated software	4 years	51,752,702	30,202,201	21,550,501	3,459,094
Trademark	Indefinite	376,000	-	376,000	60,352
Balance at December 31, 2012		¥94,987,221	¥72,771,017	¥22,216,204	$3,565,946

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥32,970,671	¥3,299,332
Software	5 years	6,588,516	5,327,401	1,261,115
Internally generated software	4 years	39,803,101	27,548,572	12,254,529
Trademark	Indefinite	376,000	-	376,000
Balance at of December 31,2011		¥83,037,620	¥65,846,644	¥17,190,976

Amortization expense for the years ended December 31, 2010, 2011 and 2012 was RMB15.1 million, RMB11.2 million and RMB6.9 million (US$1.1 million), respectively. Unamortized capitalized software costs as of December 31, 2011 and 2012 was RMB8.1 million and RMB14.0 million (US$2.3 million), respectively.

The Group determined the fair value of intangible assets based on the expected future cash flows generated by them. The Group recorded an impairment loss of RMB2.4 million and RMB2.06 million (US$0.33 million) for the years ended December 31, 2010 and 2011, respectively for certain internally generated software which had or were not expected to generate future revenue, or be sellable to a third party, and did not fit the Company’s development strategy going forward. In addition, the Group recorded an impairment loss of nil and RMB2.07 million (US$0.33 million) for the years ended December 31, 2010 and 2011, respectively for a trade name acquired during the business combination in 2007 which was not expected to generate sufficient future cashflow as the market is inclined to pursue more advanced technical platform than that under this trade name. No impairment loss was recorded for the year ended Decebmer 31, 2012.

Estimated aggregate amortization related to the existing intangible assets with definite lives for the each of succeeding five years is as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
For the years ending December 31,
2013	¥3,438,580	$551,930
2014	5,820,282	934,220
2015	5,460,368	876,449
2016	4,082,131	655,227
2017	3,038,842	487,768
Thereafter	-	-